Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Jan. 03, 2026	Aug. 01, 2025	Jan. 03, 2026	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The Dodd-Frank Wall Street Reform Act and Consumer Protection Act of 2010 and the compensation disclosure rules of the SEC require us to disclose the following information regarding “compensation actually paid” to our NEOs and certain financial performance measures. The dollar amounts for “compensation actually paid” are calculated in accordance with Item 402(v) of Regulation S-K and do not necessarily reflect the actual amount of compensation earned by or paid to our NEOs in the applicable year. For information on our compensation policies and decisions regarding our named executive officers, including how we align executive compensation with Company performance, see “Compensation Discussion and Analysis.”

Year(1)	Summary Compensation Table Total for PEO Alexander N. Wilkes ($)	Compensation Actually Paid to PEO Alexander N. Wilkes(2)(4) ($)	Summary Compensation Table Total for PEO L. Reade Fahs ($)	Compensation Actually Paid to PEO L. Reade Fahs(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)(4) ($)	Value of Initial Fixed $100 Investment Based On:(5)		Net Income(6) (000s) ($)	Adjusted Operating Income(6)(7) (000s) ($)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2025	5,198,862	12,082,023	7,290,696	21,995,496	1,630,787	2,815,883	57.30	159.07	29,600	102,468
2024			5,052,663	(818,685)	1,681,528	992,290	31.93	146.87	(27,165)	65,489
2023			8,617,438	6,765,366	1,966,566	1,578,640	63.23	216.96	(65,901)	72,321
2022			4,273,302	757,212	1,083,585	184,561	117.10	182.73	42,122	87,795
2021			5,728,490	6,667,573	1,465,467	1,644,163	144.98	132.30	128,244	204,749

(1)	The table below shows who were the Principal Executive Officer (“PEO”) and Non-PEO NEOs for the indicated year:

Year	PEO	Non-PEO NEOs
2025	L. Reade Fahs, Alexander N. Wilkes(a)	Christopher J. Laden, Mark S. Banner, Jared Brandman, Bill Clark, Patrick R. Moore, Melissa Rasmussen
2024	L. Reade Fahs	Melissa Rasmussen, Alexander N. Wilkes, Patrick R. Moore, Mark S. Banner
2023	L. Reade Fahs	Melissa Rasmussen, Patrick R. Moore, Jared Brandman, Bill Clark
2022	L. Reade Fahs	Patrick R. Moore, Jared Brandman, Bill Clark, Joseph VanDette, Roger Francis
2021	L. Reade Fahs	Patrick R. Moore, Roger Francis, Jared Brandman, Bill Clark

(a)	Mr. Wilkes was appointed CEO effective August 1, 2025, at which point Mr. Fahs ceased to be the Company’s CEO.
(2)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for stock options, the fair value calculated using the Black-Scholes-Merton option pricing model as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair values but using the closing stock price on the applicable revaluation date as the current market price and the volatility, dividend rates, expected term and risk free interest rates determined as of the revaluation date, (2) for RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, and (3) for PSU awards, the same valuation methodology as RSU awards above except year-end and vesting date values are multiplied by the probability of achievement as of each such date. The estimated probability of achievement of the 2019 PSUs, which were based on Adjusted EBITDA growth, was 117% at fiscal year end (“FYE”) 2019, 122% at FYE 2020, and 155% at FYE 2021, and the actual achievement at vesting in 2022 was 155%. The estimated probability of achievement of the 2020 PSUs, which were based on Adjusted EBITDA growth, was 108% at FYE 2020, 108% at FYE 2021, and 108% at FYE 2022, and the actual achievement at vesting in 2023 was 108%. The estimated probability of achievement of the 2021 PSUs which are based on growth in Adjusted Operating Income and ROIC, was 100% at FYE 2021, 67% at FYE 2022, and 67% at FYE 2023, and the actual achievement at vesting in 2024 was 67%. The estimated probability of achievement of the 2022 PSUs, which are based on growth in Adjusted Operating Income and ROIC, was 33% at FYE 2022, 33% at FYE 2023, and 0% at FYE 2024, and the actual achievement at vesting in 2025 was 0%. The estimated probability of achievement of the 2023 PSUs, which are based on growth in Adjusted Operating Income and ROIC, was 133% at FYE 2023, 100% at FYE 2024, and 133.3% at FYE 2025, and the actual achievement at vesting in 2026 was 133.3%. The estimated probability of achievement of the 2024 PSUs, which are based on growth in Adjusted Operating Income and ROIC, was 76% at FYE 2024 and 100% at FYE 2025. The estimated probably of achievement of the 2025 PSUs, which are based on Adjusted Operating Income, ROIC and Relative Total Shareholder Return, was 148.3% at FYE 2025.

(3)
As required by SEC rules, “compensation actually paid” to each of our PEOs for the fiscal year indicated reflect the following adjustments from Total Compensation reported in the Summary Compensation Table. Mr. Wilkes was appointed PEO as of August 1, 2025.

Alexander N. Wilkes	2025	2024	2023	2022	2021
Total Reported in Summary Compensation Table (SCT)	$5,198,862	—	—	—	—
Less, Value of Stock and Option Awards Reported in SCT	(3,156,887)	—	—	—	—
Plus, Fiscal Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	7,333,834	—	—	—	—
Plus/Minus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	1,900,537	—	—	—	—
Plus, Fair Market Value of Awards Granted this Year that Vested in Fiscal Year	—	—	—	—	—
Plus/Minus, Change in Fair Value (from Prior Fiscal Year-End) of Prior Year Awards that Vested in Fiscal Year	805,676	—	—	—	—
Minus, Prior Fiscal Year-End Fair Value of Prior Year Awards that Failed to Vest in Fiscal Year	—	—	—	—	—
Total Adjustments	6,883,161	—	—	—	—
“Compensation Actually Paid” for the Fiscal Year	$12,082,023	—	—	—	—

L. Reade Fahs	2025	2024	2023	2022	2021
Total Reported in Summary Compensation Table (SCT)	$7,290,696	$5,052,663	$8,617,438	$4,273,302	$5,728,490
Less, Value of Stock and Option Awards Reported in SCT	(4,313,738)	(4,000,011)	(6,000,007)	(3,250,006)	(2,750,013)
Plus, Fiscal Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	12,523,886	1,561,057	6,473,203	2,204,149	2,836,856
Plus/Minus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	6,309,942	(3,634,860)	(1,334,361)	(1,351,514)	759,172
Plus, Fair Market Value of Awards Granted this Year that Vested in Fiscal Year	—	—	—	—	—
Plus/Minus, Change in Fair Value (from Prior Fiscal Year-End) of Prior Year Awards that Vested in Fiscal Year	184,709	202,466	(990,908)	(1,118,719)	93,067
Minus, Prior Fiscal Year-End Fair Value of Prior Year Awards that Failed to Vest in Fiscal Year	—	—	—	—	—
Total Adjustments	14,704,800	(5,871,348)	(1,852,072)	(3,516,090)	939,083
“Compensation Actually Paid” for the Fiscal Year	$21,995,496	$(818,685)	$6,765,366	$757,212	$6,667,573

(4)
As required by SEC rules, “compensation actually paid” to our non-PEO NEOs for the fiscal year indicated reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	2025	2024	2023	2022	2021
Total Reported in Summary Compensation Table (SCT)	$1,630,787	$1,681,528	$1,966,566	$1,083,585	$1,465,467
Less, Value of Stock and Option Awards Reported in SCT	(883,594)	(1,150,018)	(1,018,775)	(645,055)	(525,068)
Plus, Fiscal Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	1,564,739	816,864	1,099,122	365,675	519,648
Plus/Minus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	686,896	(359,394)	(225,079)	(170,474)	140,426
Plus, Fair Market Value of Awards Granted this Year that Vested in Fiscal Year	—	—	—	—	—
Plus/Minus, Change in Fair Value (from Prior Fiscal Year-End) of Prior Year Awards that Vested in Fiscal Year	55,744	3,310	(243,194)	(211,438)	43,689
Minus, Prior Fiscal Year-End Fair Value of Prior Year Awards that Failed to Vest in Fiscal Year	—	—	—	—	—
Minus, Forfeited Awards in Fiscal Year	(238,688)	—	—	(237,733)	—
Total Adjustments	1,185,096	(689,238)	(387,926)	(899,025)	178,696
“Compensation Actually Paid” for the Fiscal Year	$2,815,883	$992,290	$1,578,640	$184,561	$1,644,163

(5)
Company and Peer Group Total Shareholder Return for each year represents what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 31, 2020. The peer group used for this purpose is the Nasdaq US Benchmark Retail Index, which is the same peer group as reflected in the Performance Graph included in our 2025 10-K pursuant to Item 201(e) of Regulation S-K. The numbers in this column for Peer Group Total Shareholder Return have been revised from the numbers previously reported due to an error in the calculation model used by the Company.

(6)
During fiscal 2024, the Company ceased its Walmart and AC Lens operations, and our operations related to Walmart. As of June 29, 2024, our former Legacy reportable segment, as well as the majority of our AC Lens operations, met the requirements to be classified as discontinued operations. Accordingly, we classified the results of these operations as discontinued operations, and Net Income and Adjusted Operating Income included in this table for fiscal 2024 and 2025 relate to continuing operations.

(7)
Adjusted Operating Income is a non-GAAP measure that we define as net income (loss), plus interest expense (income), net and income tax provision (benefit), further adjusted to exclude stock-based compensation expense, (gain) loss on extinguishment of debt, asset impairment, litigation settlement, secondary offering expenses, management realignment expenses, long-term incentive plan expenses, ERP and CRM implementation expenses and other expenses. For an explanation of our non-GAAP financial measures and a reconciliation of Adjusted Operating Income to the most directly comparable GAAP measures, see Appendix A to this proxy statement. We chose Adjusted Operating Income as our company selected measure because it was the most important financial performance measure used to link compensation actually paid to our PEO and Non-PEO NEOs to Company performance for the most recently completed fiscal year.

Company Selected Measure Name			Adjusted Operating Income
Named Executive Officers, Footnote
(1)	The table below shows who were the Principal Executive Officer (“PEO”) and Non-PEO NEOs for the indicated year:

Year	PEO	Non-PEO NEOs
2025	L. Reade Fahs, Alexander N. Wilkes(a)	Christopher J. Laden, Mark S. Banner, Jared Brandman, Bill Clark, Patrick R. Moore, Melissa Rasmussen
2024	L. Reade Fahs	Melissa Rasmussen, Alexander N. Wilkes, Patrick R. Moore, Mark S. Banner
2023	L. Reade Fahs	Melissa Rasmussen, Patrick R. Moore, Jared Brandman, Bill Clark
2022	L. Reade Fahs	Patrick R. Moore, Jared Brandman, Bill Clark, Joseph VanDette, Roger Francis
2021	L. Reade Fahs	Patrick R. Moore, Roger Francis, Jared Brandman, Bill Clark

(a)	Mr. Wilkes was appointed CEO effective August 1, 2025, at which point Mr. Fahs ceased to be the Company’s CEO.

Peer Group Issuers, Footnote
(5)
Company and Peer Group Total Shareholder Return for each year represents what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 31, 2020. The peer group used for this purpose is the Nasdaq US Benchmark Retail Index, which is the same peer group as reflected in the Performance Graph included in our 2025 10-K pursuant to Item 201(e) of Regulation S-K. The numbers in this column for Peer Group Total Shareholder Return have been revised from the numbers previously reported due to an error in the calculation model used by the Company.

Adjustment To PEO Compensation, Footnote
(3)
As required by SEC rules, “compensation actually paid” to each of our PEOs for the fiscal year indicated reflect the following adjustments from Total Compensation reported in the Summary Compensation Table. Mr. Wilkes was appointed PEO as of August 1, 2025.

Alexander N. Wilkes	2025	2024	2023	2022	2021
Total Reported in Summary Compensation Table (SCT)	$5,198,862	—	—	—	—
Less, Value of Stock and Option Awards Reported in SCT	(3,156,887)	—	—	—	—
Plus, Fiscal Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	7,333,834	—	—	—	—
Plus/Minus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	1,900,537	—	—	—	—
Plus, Fair Market Value of Awards Granted this Year that Vested in Fiscal Year	—	—	—	—	—
Plus/Minus, Change in Fair Value (from Prior Fiscal Year-End) of Prior Year Awards that Vested in Fiscal Year	805,676	—	—	—	—
Minus, Prior Fiscal Year-End Fair Value of Prior Year Awards that Failed to Vest in Fiscal Year	—	—	—	—	—
Total Adjustments	6,883,161	—	—	—	—
“Compensation Actually Paid” for the Fiscal Year	$12,082,023	—	—	—	—

L. Reade Fahs	2025	2024	2023	2022	2021
Total Reported in Summary Compensation Table (SCT)	$7,290,696	$5,052,663	$8,617,438	$4,273,302	$5,728,490
Less, Value of Stock and Option Awards Reported in SCT	(4,313,738)	(4,000,011)	(6,000,007)	(3,250,006)	(2,750,013)
Plus, Fiscal Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	12,523,886	1,561,057	6,473,203	2,204,149	2,836,856
Plus/Minus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	6,309,942	(3,634,860)	(1,334,361)	(1,351,514)	759,172
Plus, Fair Market Value of Awards Granted this Year that Vested in Fiscal Year	—	—	—	—	—
Plus/Minus, Change in Fair Value (from Prior Fiscal Year-End) of Prior Year Awards that Vested in Fiscal Year	184,709	202,466	(990,908)	(1,118,719)	93,067
Minus, Prior Fiscal Year-End Fair Value of Prior Year Awards that Failed to Vest in Fiscal Year	—	—	—	—	—
Total Adjustments	14,704,800	(5,871,348)	(1,852,072)	(3,516,090)	939,083
“Compensation Actually Paid” for the Fiscal Year	$21,995,496	$(818,685)	$6,765,366	$757,212	$6,667,573

Non-PEO NEO Average Total Compensation Amount			$ 1,630,787	$ 1,681,528	$ 1,966,566	$ 1,083,585	$ 1,465,467
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,815,883	992,290	1,578,640	184,561	1,644,163
Adjustment to Non-PEO NEO Compensation Footnote
(4)
As required by SEC rules, “compensation actually paid” to our non-PEO NEOs for the fiscal year indicated reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	2025	2024	2023	2022	2021
Total Reported in Summary Compensation Table (SCT)	$1,630,787	$1,681,528	$1,966,566	$1,083,585	$1,465,467
Less, Value of Stock and Option Awards Reported in SCT	(883,594)	(1,150,018)	(1,018,775)	(645,055)	(525,068)
Plus, Fiscal Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	1,564,739	816,864	1,099,122	365,675	519,648
Plus/Minus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	686,896	(359,394)	(225,079)	(170,474)	140,426
Plus, Fair Market Value of Awards Granted this Year that Vested in Fiscal Year	—	—	—	—	—
Plus/Minus, Change in Fair Value (from Prior Fiscal Year-End) of Prior Year Awards that Vested in Fiscal Year	55,744	3,310	(243,194)	(211,438)	43,689
Minus, Prior Fiscal Year-End Fair Value of Prior Year Awards that Failed to Vest in Fiscal Year	—	—	—	—	—
Minus, Forfeited Awards in Fiscal Year	(238,688)	—	—	(237,733)	—
Total Adjustments	1,185,096	(689,238)	(387,926)	(899,025)	178,696
“Compensation Actually Paid” for the Fiscal Year	$2,815,883	$992,290	$1,578,640	$184,561	$1,644,163

Compensation Actually Paid vs. Total Shareholder Return			Compensation Actually Paid and Cumulative Total Shareholder Return (TSR)
Compensation Actually Paid vs. Net Income			Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure			Compensation Actually Paid and Adjusted Operating Income
Total Shareholder Return Vs Peer Group			Compensation Actually Paid and Cumulative Total Shareholder Return (TSR)
Tabular List, Table
Financial Performance Measures
The table below lists our most important performance measures used to link “compensation actually paid” for our NEOs to Company performance during the fiscal year ending January 3, 2026. Adjusted Operating Income and ROIC were the performance metrics for our 2022 PSUs for which the performance period ended in 2024, and are also the performance metrics for our 2023, 2024 and 2025 PSUs, with Relative Total Shareholder Return as an additional metric in our 2025 PSUs. Annual Incentive Adjusted Operating Income and Adjusted Comparable Store Sales Growth are the performance metrics for our STIP awards. The performance measures included in this table are not ranked by relative importance.

Most Important Financial Measures
Adjusted Operating Income Annual Incentive Adjusted Operating Income Adjusted Comparable Store Sales Growth Adjusted Diluted EPS Share Price ROIC

Total Shareholder Return Amount			$ 57.3	31.93	63.23	117.1	144.98
Peer Group Total Shareholder Return Amount			159.07	$ 146.87	216.96	182.73	132.3
Net Income (Loss)			$ 29,600,000		$ (65,901,000)	$ 42,122,000	$ 128,244,000
Company Selected Measure Amount			102,468,000	65,489,000	72,321,000	87,795,000	204,749,000
PEO Name	Alexander N. Wilkes	L. Reade Fahs		L. Reade Fahs	L. Reade Fahs	L. Reade Fahs	L. Reade Fahs
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest				$ (27,165,000)
Estimated Adjusted EBITDA Growth Achievement of the 2019 PSUs							155.00%	122.00%	117.00%
Actual Adjusted EBITDA Growth Achievement of the 2019 PSUs						155.00%
Estimated Adjusted EBITDA Growth Achievement of the 2020 PSUs						108.00%	108.00%	108.00%
Actual Adjusted EBITDA Growth Achievement of the 2020 PSUs					108.00%
Estimated Adjusted Operating Income and ROIC Achievement of the 2021 PSUs					67.00%	67.00%	100.00%
Actual Adjusted Operating Income and ROIC Achievement of the 2021 PSUs				67.00%
Estimated Adjusted Operating Income and ROIC Achievement of the 2022 PSUs				0.00%	33.00%	33.00%
Actual Adjusted Operating Income and ROIC Achievement of the 2022 PSUs	0.00%		0.00%
Estimated Adjusted Operating Income and ROIC Achievement of the 2023 PSUs			133.30%	100.00%	133.00%
Actual Adjusted Operating Income and ROIC Achievement of the 2023 PSUs	133.30%		133.30%
Estimated Adjusted Operating Income and ROIC Achievement of the 2024 PSUs			100.00%	76.00%
Estimated Adjusted Operating Income, ROIC and Relative Total Shareholder Return Achievement of the 2025 PSUs			148.30%
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Operating Income
Non-GAAP Measure Description
(7)
Adjusted Operating Income is a non-GAAP measure that we define as net income (loss), plus interest expense (income), net and income tax provision (benefit), further adjusted to exclude stock-based compensation expense, (gain) loss on extinguishment of debt, asset impairment, litigation settlement, secondary offering expenses, management realignment expenses, long-term incentive plan expenses, ERP and CRM implementation expenses and other expenses. For an explanation of our non-GAAP financial measures and a reconciliation of Adjusted Operating Income to the most directly comparable GAAP measures, see Appendix A to this proxy statement. We chose Adjusted Operating Income as our company selected measure because it was the most important financial performance measure used to link compensation actually paid to our PEO and Non-PEO NEOs to Company performance for the most recently completed fiscal year.

Measure:: 2
Pay vs Performance Disclosure
Name			Annual Incentive Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Comparable Store Sales Growth
Measure:: 4
Pay vs Performance Disclosure
Name			Adjusted Diluted EPS
Measure:: 5
Pay vs Performance Disclosure
Name			Share Price
Measure:: 6
Pay vs Performance Disclosure
Name			ROIC
Alexander N. Wilkes [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,198,862	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount			12,082,023	0	0	0	0
L. Reade Fahs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			7,290,696	5,052,663	8,617,438	4,273,302	5,728,490
PEO Actually Paid Compensation Amount			21,995,496	(818,685)	6,765,366	757,212	6,667,573
PEO | Alexander N. Wilkes [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,883,161	0	0	0	0
PEO | Alexander N. Wilkes [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,156,887)	0	0	0	0
PEO | Alexander N. Wilkes [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,333,834	0	0	0	0
PEO | Alexander N. Wilkes [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,900,537	0	0	0	0
PEO | Alexander N. Wilkes [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Alexander N. Wilkes [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			805,676	0	0	0	0
PEO | Alexander N. Wilkes [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | L. Reade Fahs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			14,704,800	(5,871,348)	(1,852,072)	(3,516,090)	939,083
PEO | L. Reade Fahs [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,313,738)	(4,000,011)	(6,000,007)	(3,250,006)	(2,750,013)
PEO | L. Reade Fahs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,523,886	1,561,057	6,473,203	2,204,149	2,836,856
PEO | L. Reade Fahs [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,309,942	(3,634,860)	(1,334,361)	(1,351,514)	759,172
PEO | L. Reade Fahs [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | L. Reade Fahs [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			184,709	202,466	(990,908)	(1,118,719)	93,067
PEO | L. Reade Fahs [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,185,096	(689,238)	(387,926)	(899,025)	178,696
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(883,594)	(1,150,018)	(1,018,775)	(645,055)	(525,068)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,564,739	816,864	1,099,122	365,675	519,648
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			686,896	(359,394)	(225,079)	(170,474)	140,426
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			55,744	3,310	(243,194)	(211,438)	43,689
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Forfeited Awards in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (238,688)	$ 0	$ 0	$ (237,733)	$ 0